Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
Note 3 - Securities

The amortized cost and fair values of securities available for sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
December 31, 2011:

Obligations of states and political subdivisions	$135,525	$5,685	$(257)	$140,953
Mortgage-backed securities	44,194	4,751	0	48,945

	$179,719	$10,436	$(257)	$189,898
December 31, 2010:
Obligations of states and political subdivisions	$64,691	$937	$(180)	$65,448
Mortgage-backed securities	60,181	5,530	0	65,711

$124,872	$6,467	$(180)	$131,159

The amortized cost and fair value of securities at December 31, 2011 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Amortized Cost	Fair Value
(In Thousands)

Due within one year	$0	$0
Due after one year through five years	0	0
Due after five years through ten years	1,374	1,426
Due after ten years	178,345	188,472

$179,719	$189,898

Securities with amortized cost and fair values of $12,570,000 and $13,866,000, respectively, at December 31, 2011 and $17,631,000 and $18,989,000 respectively, at December 31, 2010 were pledged to secure public deposits and for other purposes required or permitted by law.

There was a gross gain of $9,000, incurred on one municipal bond that was called in 2011. There were no gross gains in 2010; however, there was a gross loss of $5,000 realized on sales and calls of securities during 2010.

Subsequent Event

The corporation sold $52.0 million in taxable municipals and $8.1 million in tax-free municipals in early March 2012.  These municipal bonds sales resulted in a $3.2 million (pre-tax) gain. This action was based on several factors.  The main factor was a strategic decision to decrease the Corporation's market risk by reducing the average maturity of the bond portfolio.  In addition, the Corporation determined the potential future credit risk associated with municipal bonds should be reduced. These municipal bond sales provide the Corporation with additional liquidity and flexibility going forward.  The municipal bond market experienced significant price appreciation during the first two months of 2012, which provided the Corporation with a unique opportunity to manage market and credit risk while also capturing gains within earnings and capital.

The following table shows the Corporation's gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	(In Thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of states and political subdivisions	$12,783	$(257)	$0	$0	$12,783	$(257)
	(In Thousands)
	December 31, 2010

Obligations of states and political subdivisions	$11,183	$(180)	$0	$0	$11,183	$(180)

The Corporation reviews its position quarterly to determine if there is Other-Than-Temporary Impairment (OTTI) on any of its securities.   All of the Corporation's securities are debt securities and we assess whether OTTI is present when the fair value of a security is less than its amortized cost basis.  The Corporation monitors the credit ratings of all securities for downgrades as well as any other indication of OTTI condition.  As of December 31, 2011, there were ten municipal bonds in an unrealized loss position.  These unrealized losses are considered to be temporary impairments.  The decline in the value of these debt securities is due only to interest rate fluctuations and not any deterioration in credit quality.  As a result, the Corporation currently expects full payment of contractual cash flows, including principal from these securities. Management has the intent and ability to hold these securities until market recovery or maturity, therefore none of the unrealized losses on securities are deemed to be other than temporary.

At December 31, 2011, all debt securities with temporarily impaired losses have been rated by Moody's and/or S&P with an “A-” or better debt rating.

The Corporation had entered an agreement in December 2010 to purchase two municipal securities with a January 2011 settlement date. The Corporation's commitment is $1.71 million to purchase bonds with a par value of $1.73 million.  The commitments are recognized in other assets and other liabilities as of December 31, 2010.